OTHER LIABILITIES	12 Months Ended
Dec. 31, 2019
OTHER LIABILITIES
OTHER LIABILITIES

NOTE 14 – OTHER LIABILITIES

USDm	2019	2018
Partners and commercial managements	0.5	1.2
Accrued operating expenses	14.1	9.1
Accrued interest	4.0	4.6
Wages and social expenses	14.3	16.1
Derivative financial instruments	12.3	3.4
Payables to joint ventures	0.1	0.1
Other	2.0	2.0
Balance as of 31 December	47.3	36.5

The carrying amount is a reasonable approximation of fair value due to the short-term nature of the receivables. Please refer to note 21 for further information on fair value hierarchies.